Other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement [line items]
Other current assets
(USD millions)	2017	2016

VAT receivable	717	521

Withholding tax recoverable	93	282

Prepaid expenses
– Third parties	753	692

– Associated companies	3	5

Receivables from associated companies	8	7

Contingent consideration receivable [1]	450

Other receivables and current assets	1 030	1 034

Total other current assets	3 054	2 541

[1] Note 28 provides additional disclosures related to contingent consideration.